Note 03 - Income Taxes, Net change in the valuation allowance (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Valuation allowance net change
Balance at January 1,	$ (1,699)	$ (1,614)	$ (667)
Additions	(146)	(185)	(1,071)
Reductions allocated to income tax expense	40	88	67
Cumulative translation adjustments	(3)	12	57
Balance at December 31,	(1,808)	(1,699)	(1,614)
Current valuation allowance	(5)	(8)	(5)
Long term valuation allowance	$ (1,803)	$ (1,691)	$ (1,609)